Consolidated Statements of Comprehensive Income / (Loss) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions	$ 2,918,296	$ 5,185,459	$ 6,682,492
Related Party [Member]
Commissions	646,987	1,119,611	1,427,823
Vessels operating expenses related party	660,474	581,021	616,388
Dry-docking expenses related party	0	122,481	120,506
General and administrative expenses related party	3,304,116	5,265,799	2,337,289
Interest income related party	$ 675,856	$ 508,019	$ 0